FORM N-CSRS

  CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/2010

Date of reporting period:                            06/30/2010





































                                      -i-



(page)
Item 1. Report to Shareholders.



















                         NORTHQUEST CAPITAL FUND, INC.

                               SEMI-ANNUAL REPORT

                                 June 30, 2010


















                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com












                                     -ii-



(page)
                         NORTHQUEST CAPITAL FUND, INC.




To the Shareholders of NorthQuest Capital Fund, Inc.:

    Our Fund began the year at a share price of $10.18 and ended the past six months at $9.62. The Fund's total return for this period was -5.50%. The follow-ing table may be helpful in comparing the Fund's performance with other indexes.

  The Fund & Other Indexes       2010 Performance       Year-To-Date (Loss)
  ------------------------                              -------------------
   NorthQuest Capital Fund                                    (5.50%)
   Dow Jones Industrials                                      (6.27%)
   NASDAQ Composite                                           (7.05%)
   S&P 500                                                    (7.57%)

Performance
   The Fund remained in a defensive position during the first half of 2010. No purchases or sales were transacted. Cash acounted for approximately 39.7% of the Fund's portfolio.

Current Business and Political Conditions
   Most businesses, including those companies in our investment portfolio, cont-inue to raise their cash balances and cut costs. In contrast, the Federal gov-ernment continues to grow at the expense of businesses and taxpayers. "Washington" is expanding its reach and power. This can not continue much longer. The private sector is at or reaching the point where it can not afford to pay the taxes, government fees, and cost of government regulations to support our public institutions. This "power grab" has created a sense of uncertainty. Investors, savers, and business people are struggling to find safe havens to protect their financial assets. As "Washington" keeps changing the rules, U.S. and international stock markets trade violently from one day to the next. The markets are unsettled as they watch the U.S. government move away from the bed-rock economic and constitutional priciples that created a benevolent superpower.
   NorthQuest is anticipating that the American citizenry will turnout in large numbers this November to vote for those seeking political office who will re-verse the current political and economic policies that are undermining our way of life. The most likely outcome from this populist uprising (electing new con-servative legislators) would be a limited central government with pro-growth and low tax economic policies. The upcoming congressional elections may be our last chance to return to a measured legislative process in accordance with the U.S. Constitution.

   Our shareholders reelected our current Board of Directors to serve one year terms. Sanville & Company was also approved by Fund shareholders to audit the Fund's year-end financial statements for 2010. Thank you for your votes.
   Please note that all account applications, investment remittances, redemption orders, and written correspondences relating to your investment in the Fund should be directed to the following address: NorthQuest Capital Fund, P.O. Box 194, Lincroft, NJ 07738-0194.
   You will find enclosed the Fund's latest prospectus, financial report, and a shareholder account statement. Please do not hesitate to call or write me any comments or questions that you may have about this report.

Sincerely,

/s/ Peter J. Lencki
       President

                                       1



(page)
PERFORMANCE ILLUSTRATION                               June 30, 2010 (Unaudited)

     The line graph below assumes an initial $10,000 investment in the NorthQuest Capital Fund on 01/15/02 and the subsequent value of the account on 06/30/10, compared to the $10,000 investment into the S&P 500 Index with dividends reinvested for the same period. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect taxes that a shareholder would pay on Fund distribu-tions or on the sale of Fund shares.
                                             Line Graph Symbol
                                             -----------------
     NorthQuest Capital Fund                       "NQ"
     S&P 500 Index with dividends reinvested       "SP"

    Inception  Yr Ended  Yr Ended  Yr Ended  Yr Ended  Yr Ended  Yr Ended
     1/15/02   12/31/02  12/31/03  12/31/04  12/31/05  12/31/06  12/31/07
    ---------  --------  --------  --------  --------  --------  --------
NQ   $10,000    $ 9,190   $10,960   $11,930   $11,770   $13,350   $12,857
SP   $10,000    $ 7,790   $10,026   $11,117   $11,662   $13,504   $14,245

                          6 Months
    Yr Ended   Yr Ended    Ended
    12/31/08   12/31/09   06/30/10
    --------   --------   --------
NQ   $ 9,067   $10,199     $ 9,638
SP   $ 8,974   $11,349     $10,600

                 Line Graph Performance from 1/15/02 to 06/30/10
                                   . . NQ . .
                                   - - SP - -
  $15,000 I
          I
  $14,000 I                                       / SP
          I                                   SP/     \
  $13,000 I                                 . NQ  . NQ |
          I                               .  /     .   |
  $12,000 I                      .NQ .  NQ /        .  |
          I                    .        SP           . |
  $11,000 I                 NQ    SP   /              . \       SP
          I                .      /                    . \     /   \ SP
  $10,000 I   SPNQ       .  SP /                        . \   /.NQ.
          I   \   .    .    /                            . \ /.    . NQ
  $ 9,000 I     \   . NQ  /                              NQSP
          I       \     /
  $ 8,000 I         \ SP
          I
  $ 7,000 I
              01/15 12/31 12/31 12/31 12/31 12/31 12/31 12/31 12/31 06/30
              2002  2002  2003  2004  2005  2006  2007  2008  2009  2010

     Another measure of performance is the Fund's Average Annual Return for the past 1 year, 5 year and since inception (1/15/02) compared with the S&P 500 Index with dividends reinvested.
                                             Average Annual Return (Loss)
                                                                   Since
                                            1 Year     5 Year    Inception
                                                                 (1/15/02)
                                           --------   --------   ----------
  NorthQuest Capital Fund                    8.21%     (3.67%)     (0.43%)
  S&P 500 Index with dividends reinvested   14.43%     (0.80%)      0.70%
                                       2



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Top Ten Holdings and Asset Allocation
                     -------------------------------------
                                 June 30, 2010
                                 -------------

                        *
        Top Ten Holdings                                Asset  Allocation
       (% of Nets Assets)                               (% of Net Assets)
       ------------------                               -----------------

General Dynamics Corp.     8.63%                  Biotechnology           5.69%

Parker Hannifin Corp.      6.00%                  Chemicals               4.20%

Amgen Inc.                 5.69%                  Defense                 8.63%

Stryker Corp.              5.66%                  Diversified            10.78%

Fiserv Inc.                5.61%                  Electrical              3.00%

United Technologies Corp.  4.78%                  Financial               2.75%

Exxon Mobil Corporation    4.20%                  Machinery               4.19%

Donaldson Co.              4.19%                  Medical                 8.86%

Reliance Steel & Alumium   3.91%                  Steel                   3.91%

Medtronic Inc.             3.21%                  Technology              8.41%
                           -----
                          51.88%                  Other Assets
                          ======                  less liabilities, Net  39.58%
                                                                         ------
                                                                        100.00%
                                                                        =======






* Portfolio holdings are subject to change and are not recommendations of individual stocks.
















                                       3



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                                   EXPENSES
                                   --------
                                 June 30, 2010
                                 -------------

EXPENSES EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you under-stand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2010 to June 30, 2010.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the ex-penses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then mutliply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical ac-count values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                     Beginning             Ending               During Period *
                   Account Value        Account Value         January 1, 2010 to
                  January 1, 2010       June 30, 2010           June 30, 2010
                  ---------------     -----------------       -----------------

Actual               $1,000.00           $  944.99                  $ 8.63
Hypothetical
(5% return
before expenses)     $1,000.00           $1,015.92                  $ 8.95

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 181 days/365 days [number of days in most recent fiscal half-year/365 [or 366] (to reflect the one-half year period).

                                       4



(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                    Schedule of Investments - (Unauditied)
                    --------------------------------------
                                 June 30, 2010
                                 -------------


                                                                    Fair
COMMON STOCKS - 60.42%                  Shares         Cost         Value
----------------------                  ------         ----         -----


Biotechnology Industry - 5.69%
------------------------------
Amgen Inc. *                             2,200   $   126,843   $   115,720
                                                   ----------    ----------


Computer Hardware & Software - 8.41%
------------------------------------
Fiserv Inc. *                            2,500       109,333       114,150
Symantec Corp. *                         4,100        39,478        56,908
                                                   ----------    ----------
                                                     148,811       171,058
                                                   ----------    ----------


Defense Industry - 8.63%
------------------------
General Dynamics Corp.                   3,000       100,926       175,680
                                                   ----------    ----------


Electrical Products/Equipment - 3.00%
-------------------------------------
Emerson Electric Co.                     1,400        53,883        61,166
                                                   ----------    ----------


Financial Services - 2.75%
--------------------------
U.S. Bancorp                             2,500        74,356        55,875
                                                   ----------    ----------


Diversified Industrials - 10.78%
-------------------------------
Parker Hannifin Corp.                    2,200       154,608       122,012
United Technologies Corp.                1,500        67,597        97,365
                                                   ----------    ----------
                                                     222,205       219,377
                                                   ----------    ----------


Machinery Industry - 4.19%
--------------------------
Donaldson Co.                            2,000        43,375        85,300
                                                   ----------    ----------


   The accompanying notes are an integral part of these financial statements.
                                       5



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                                 June 30, 2010
                                 -------------


                                                                    Fair
COMMON STOCKS - 60.42%                  Shares         Cost         Value
----------------------                  ------         ----         -----


Medical Supplies Industry - 8.86%
-------------------------
Medtronic Inc.                           1,800   $    89,689   $    65,286
Stryker Corp.                            2,300        72,730       115,138
                                                   ----------    ----------
                                                     162,419       180,424
                                                   ----------    ----------


Petroleum & Chemical Industry - 4.20%
-------------------------------------
Exxon Mobil Corporation                  1,500        98,847        85,605
                                                   ----------    ----------


Steel Industry - 3.91%
----------------------
Reliance Steel & Aluminum                 2,200       77,197        79,530
                                                   ----------    ----------


TOTAL COMMON STOCKS                              $ 1,108,862     1,229,735
                                                   ----------    ----------


OTHER ASSETS LESS LIABILITIES - 39.58%                             805,409
                                                                 ----------


NET ASSETS - 100.00%                                           $ 2,035,144
                                                                 ==========






* Non-income producing during the period.









  The accompanying notes are an integral part of these financial statements.
                                       6



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unuadited) (continued)
               -------------------------------------------------
                                 June 30, 2010
                                 -------------

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

       Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

       Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset and liability, either direct-ly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

       Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market partici-pant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

    Investment in Securities      Level 1      Level 2      Level 3      Total
                               -----------  -----------  -----------  ----------

     Common Stocks             $1,229,735   $    -       $    -       $1,229,735
     Short-Term Investments             0        -            -                0
                               -----------  -----------  -----------  ----------

                               $1,229,735   $    -       $            $1,229,735
                               ===========  ===========  ===========  ==========


















  The accompaning notes are an integral part of these financial statements.
                                       7



(page)



                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statement of Assets and Liabilities
                      -----------------------------------
                                 June 30, 2010
                                 -------------
                                  (Unaudited)
                                 -------------


Assets

Investments in securities at fair value (cost $1,108,862)         $ 1,229,735
Cash                                                                   10,458
Cash, interest bearing                                                802,762
Dividends and interest receivable                                       1,785
Redemption receivable                                                   (5000)
                                                                   -----------

          Total Assets                                              2,039,740
                                                                   -----------

Liabilities

Accrued expenses                                                        4,596
                                                                   -----------


Net Assets                                                        $ 2,035,144
                                                                   ===========



Composition of Net Assets:
  Common stock, at $.001 par value                                $       212
  Paid-in capital                                                   2,120,113
  Accumulated net realized loss on investments                       (197,622)
  Undistributed net investment loss                                  (  8,432)
  Net unrealized appreciation of securities                           120,873
                                                                   -----------

Net Assets (equivalent of $9.62 per share based on
211,563 shares outstanding) (Note 4)                              $ 2,035,144
                                                                   ===========












   The accompanying notes are an integral part of these financial statements.

                                       8



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Statement of Operations
                            -----------------------
                        For the year ended June 30, 2010
                        --------------------------------
                                  (Unaudited)
                                  -----------



Investment Income
  Dividends                                                   $  10,883
  Interest                                                          259
                                                               ---------

          Total Income                                           11,142
                                                               ---------

Expenses
  Investment advisory fee (Note 2)                               10,936
  Audit and accounting                                            4,596
  Bank fees                                                         149
  Legal expense                                                     500
  Office expense                                                    152
  Telephone                                                         561
  Postage and printing                                              597
  Registration and fees                                           1,563
  Taxes                                                             520
                                                               ---------

          Total Expenses                                         19,574
                                                               ---------

          Net Investment Loss                                   ( 8,432)
                                                               ---------



Realized and Unrealized Gain (Loss) from Investments

    Net realized gain on investments                               -
    Net unrealized depreciation on investments                 (109,808)
                                                               ---------

Net realized and unrealized loss from investments              (109,808)
                                                               ---------

Net decrease in net assets resulting from operations          $(118,240)
                                                               =========








   The accompanying notes are an integral part of these financial statements.
                                       9



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statements of Changes in Net Assets
                      -----------------------------------



                                                      (Unaudited)
                                                      For the six
                                                      months ended   Year ended
                                                        June 30,    December 31,
                                                          2010          2009
                                                      ------------  ------------
Increase (decrease) in net assets from operations

Net investment income (loss)                           $   (8,432)   $  ( 6,831)
Net realized loss from investments                           -         (117,612)
Unrealized appreciation (depreciation) from
      investments                                        (109,808)     (362,046)
                                                         ---------     ---------

Net increase (decrease) in net assets
      resulting from operations                          (118,240)      237,603

Distribution to shareholders from net
      investment income                                      -             -

Capital share transactions (Note 4)                        28,666        44,429
                                                        ----------     ---------

     Increase (decrease) in net assets                    (89,574)      282,032


Net Assets
     Beginning of year                                  2,124,718     1,842,686
                                                        ----------    ----------

     End of year (includes ($8,432) and $0             $2,035,144    $2,124,718
     of undistributed net investment income,            ==========    ==========
     respectively)


















    The accompanying notes are an integral part of these financial statements.
                                       10



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                              Financial Highlights
                              --------------------
        For a share of capital stock outstanding throughout the period
        --------------------------------------------------------------



                                 1
                             2010     2009     2008     2007     2006     2005
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net Asset Value, Beginning
                 of Period  $10.18   $ 9.05   $12.85   $13.35   $11.77   $11.93
--------------------------------------------------------------------------------
Income from Investment
               Operations:
Net Investment Income
                (Loss) (2)   (0.04)   (0.03)    0.01     0.01      -      (0.03)
Net Realized and
Unrealized Gain (Loss) on
               Investments   (0.52)    1.16    (3.80)   (0.50)    1.58    (0.13)
                             ------   ------   ------   ------   ------   ------
Total from Investment
                Operations   (0.56)    1.13    (3.79)   (0.49)    1.58    (0.16)
--------------------------------------------------------------------------------
Less Distributions             -        -      (0.01)   (0.01)     -        -
--------------------------------------------------------------------------------
Net Asset Value, End of
                    Period  $ 9.62   $10.18   $ 9.05   $12.85   $13.35   $11.77
--------------------------------------------------------------------------------
Total Return (3)            -5.50%   12.49%  -29.48%   -3.69%   13.42%   -1.34%
--------------------------------------------------------------------------------
Ratios and Supplemental
                      Data:
Net Assets, end of
             Period (000's) $ 2,035  $ 2,125  $ 1,843  $ 2,519  $ 2,490  $ 2,064

Ratio of Expenses, after
reimbursement to Average
             Net Assets (2)   1.79%a   1.79%    1.79%    1.79%    1.82%    1.88%

Ratio of Expenses, before
reimbursement to Average
             Net Assets (2)   1.79%a   1.83%    1.79%    1.79%    1.82%    1.88%

Ratio of Net Investment
Income (Loss) to Average
                 Net Assets  -0.77%a  -0.36%    0.11%     -        -      -0.31%

Portfolio Turnover Rate       0.00     0.00%   22.38%    0.00%    1.67%    0.00%
--------------------------------------------------------------------------------
a   The six month period is annualized
1   For the six months ended June 30, 2010 (Unaudited)
2   Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period
3   Total return assumes reinvestment of dividends

    The accompanying notes are an integral part of these financial statements.
                                       11



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                                 June 30, 2010
                                 -------------



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Operations: NorthQuest Capital Fund, Inc. ("the Fund") was incor-porated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

   Codification: The Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No.168). The "FASB Accounting Standards Codification TM" and the Hierarchy of Generally Accepted Accounting Principles ("GAAP") ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification TM ("Codification" or "ASC") as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under the authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification super-cedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

   Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions of Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to up-date the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification. GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a re-sult, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December
   31. 2009.

   The following are a summary of the significant accounting policies followed by the Fund:

   Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when re-stricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.
                                       12



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (continued)
                   -----------------------------------------
                                 June 30, 2010
                                 -------------



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are ac-counted for and their effect on the Fund's financial position, performance and cash flows. The Fund did not invest in derivative instruments during the six months ended June 30, 2010.

   Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax postion will be sus-tained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, man-agement's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as ap-plicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

   Distributions to Shareholders: The Fund intends to distribute to its share-holders substantially all of its net realized capital gains and net invest-ment income, if any, at year-end.

   Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statements and income tax purposes. Div-idend income is recorded on the ex-dividend date and interest income is re-corded on an accrual basis.

   Estimates: The preparation of financial statements in conformity with gen-erally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.






                                       13



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (continued)
                   -----------------------------------------
                                 June 30, 2010
                                 -------------



2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

   The Fund has an investment advisory agreement with Emerald Research Corpora-tion ("the Advisor"), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily clos-ing net assets of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses ex-ceed 1.79%. The Advisor has agreed to pay all IRA custodial fees which amounted to $455 as of June 30, 2010.

   The management fee paid for the six months ended June 30, 2010, as computed pursuant to the advisory agreement totaled $10,936.

   Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.


3. INVESTMENT TRANSACTIONS

   For the six months ended June 30, 2010, purchases and sales of investment securities other than short-term investments aggregated $0 and $0, respectively.


4. CAPITAL SHARE TRANSACTIONS

   As of June 30, 2010, there were 500,000,000 shares of $.001 par value capital stock authorized. Total capital stock and paid-in capital as of June 30, 2010 amounted to $2,120,325.


                                    June 30, 2010           December 31, 2009
                                  -----------------         -----------------
                                 Shares       Amount       Shares       Amount
                                ---------------------     ---------------------

   Shares sold                   11,905    $ 122,600       10,987    $  93,800
   Shares issued in
    Reinvestment of dividends       -           -            -            -
   Shares redeemed              ( 9,060)    ( 93,934)     ( 5,819)    ( 49,371)
                                --------    ---------     --------    ---------

   Net increase (decrease)        2,845    $  28,666        5,168    $  44,429
                                ========    =========     ========    =========






                                       14



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (continued)
                   -----------------------------------------
                                 June 30, 2010
                                 -------------



5. FEDERAL INCOME TAXES

   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting prin-ciples generally accepted in the United States.

   At June 30, 2010, the gross unrealized appreciation for all securities total-ed $220,718 and the gross unrealized depreciation for all securities totaled $99,845 or a net unrealized appreciation of $120,873. The aggregate cost of securities for federal income tax purposes at June 30, 2010 was $1,108,862.

   The tax character of distributions paid during the years ended December 31, 2009 and 2008 were as follows:
                                            2009            2008
                                           ------          ------
           Net investment income          $   -           $ 2,433

   For the year ended December 31, 2009, there were no distributions paid to shareholders of record as of December 31, 2009.
































                                       15



(page)
BOARD OF DIRECTORS INFORMATION                                   June 30, 2010
NorthQuest Capital Fund, Inc.

The Fund's Board of Directors has the ultimate responsibility of running the Fund. Information about the Fund's Directors are provided below. Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS
Independent directors received no compensation for the six months ended June 30, 2010.
                                                                   Other Public
                              Term/Time   Principal Occupation     Company
Name & Age         Position    on Bd.     During Last 5 Years      Directorships
----------         --------  -----------  ---------------------    -------------
Robert S. Keesser    Lead    1 Year &      Dist. Sales Manager        None
Age 48             Director  served since  Genuine Parts Co.
                             Fund's        Atlanta, GA
                             inception

John G. Padovano   Director  1 Year &      President                  None
Age 61                       served since  Rand Direct, Inc.
                             Fund's        Edison, NJ
                             inception

Michael W.         Director  1 Year &      Financial Analyst          None
     Sommerhalter            served since  Bank of America
Age 23                       04/2009       Charlotte, NC

INTERESTED DIRECTOR
Peter J. Lencki    Director  1 Year &      Portfolio Manager          None
Age 55             President served since  NorthQuest Capital Fund
                   Treasurer Fund's
                             inception

Directors of the Fund are considered "Interested Directors", as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund's Investment Adviser. Mr. Peter Lencki is president/owner in the Fund's Investment Adviser.


BOARD DISCUSSION ON RENEWING FUND'S ADVISORY CONTRACT
The discussion regarding the basis for the Board of Directors' approving any advisory contract with the Fund will be available in the Fund's Annual Report.

PROXY VOTING INFORMATION
The Fund's proxy voting policies, procedures, and voting records relating to common stock securities in the Fund's investment portfolio are available with-out charge, upon request, by calling the Fund's toll-free telephone number 1-800-698-5261. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund's proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at http:// www.sec.gov. or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).
                                       16



(page)



                              Investment Advisor
                              ------------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                                   Custodian
                                   ---------

                         Charles Schwab & Company, Inc.
                                70 White Street
                              Red Bank, NJ 07701



                                 Transfer Agent
                                 --------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                 Independent Registered Public Accounting Firm
                 ---------------------------------------------

                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001



                                 Legal Counsel
                                 -------------

                              The Sourlis Law Firm
                                  The Galleria
                                2 Bridge Avenue
                               Red Bank, NJ 07701







This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

                                      iii



(page)

Item 2. Code of Ethics.
                                 CODE OF ETHICS

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the "Fund"), hereby adopts the following Code of Ethics, which applies to the Fund's principal executive (Peter Lencki), chief financial officer (Peter Lencki), and accounting officers or persons per-forming similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

 a) Honest and ethical conduct, including the ethical handling of actual and ap-parent conflicts of interest between personal and professional relation-ships;
 b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications.
 c) Compliance with all applicable governmental laws, rules and regulations;
 d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons ident-ified in the code; and
 e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3. Audit Committee Financial Expert.

    The Fund has assets of $2million and has no audit committee and therefore has no audit committee financial expert. The Fund's officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports. The current Fund auditor is John Townsend of Sanville & Company. Mr. Townsend conducts the various Fund audits and continues to indicate satisfaction with the Fund's internal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.


Item 4-8. (Reserved)


Item 9. Controls and Procedures.

   Peter J. Lencki is the president and chief financial officer of the Fund. He handles all financial matters of the Fund and has provided the internal con-trol procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous basis. Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Auditors have re-viewed the Internal Control exercised by the Fund during this past year and found no material weaknesses.


Item 10. Exhibits.

   A. EX99Q210.CER
      A separate certification of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSRS.

                                      iv



(page)


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date:  07/15/2010



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date: 07/15/2010



   By the Commission

                            Margaret H. McFarland
                            Deputy Secretary

   Dated: January 27, 2003


















                                       v